Loss Per Share	6 Months Ended
Jun. 30, 2022
Profit or loss [abstract]
Loss Per Share

9. Loss per share

Basic loss per share is calculated by dividing the loss for the period attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

For the six months ended June 30, 2021 and 2022, the effects of all outstanding share options and unvested restricted shares were excluded from the computation of diluted loss per share as their effects were anti-dilutive.

The following table reflects the unaudited loss and share data used in the basic and diluted loss per share calculations:

	For the six months ended June 30,
	2021	2022
	RMB’000	RMB’000
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
– Class A ordinary shares	(35,173)	(22,333)
– Class B ordinary shares	(13,973)	(8,688)

	2021	2022
Weighted average number of ordinary shares in issue during the period for basic and diluted loss per share calculations
– Class A ordinary shares	20,846,030	21,285,625
– Class B ordinary shares	8,281,098	8,281,098